Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Investments
8.	INVESTMENTS

The following sets forth the Group's investments:

	As of December 31,
	2020	2021
	RMB	RMB
Equity method investments (a)	23,471	286,513
Equity investments without readily determinable fair Values (b)	11,391	65,226
Total	34,862	351,739
Less: impairment on investments	-	(1,359)
Investment, net	34,862	350,380

(a)	As at December 31, 2021 and 2020, the balances represented the Group’s investments made in five and two private entities respectively.
(b)	As at December 31, 2021 and 2020, the balances represented the Group’s investments made in three and two private entities respectively.